Components of Other Comprehensive Earnings (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	$ 9,779
Ending Balance	$ 10,820
Interest expense recognition period	10 years
Interest Rate Swap Contracts [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	$ 1
Other comprehensive gain/(loss) before reclassifications	(1)
Ending Balance	0
Interest expense	1
Provision (benefit) for income taxes	0
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(314)
Other comprehensive gain/(loss) before reclassifications	25
Ending Balance	(289)
Other [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(18)
Other comprehensive gain/(loss) before reclassifications	(25)
Ending Balance	(43)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(331)
Other comprehensive gain/(loss) before reclassifications	(1)
Ending Balance	$ (332)